Summary of Significant Accounting Policies - Schedule of Disaggregation of Our Revenue (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Disaggregation of Revenue [Line Items]
Total revenue	$ 22,333,251	$ 31,786,802	$ 41,788,196
Sales of in-park recreation [Member]
Disaggregation of Revenue [Line Items]
Total revenue	19,263,768	30,115,995	39,377,906
Rental income [Member]
Disaggregation of Revenue [Line Items]
Total revenue	3,069,483	1,514,697	1,089,435
Park service fees [Member]
Disaggregation of Revenue [Line Items]
Total revenue		156,110	1,320,855
Sales of in-park recreation at a point in time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	19,263,768	30,115,995	39,377,906
Rental income over time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	3,069,483	1,514,697	1,089,435
Park service fees at a point in time [Member]
Disaggregation of Revenue [Line Items]
Total revenue		$ 156,110	$ 1,320,855